Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2018
Entity Registrant Name	dei_EntityRegistrantName	STAAR INVESTMENT TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001011996
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 30, 2019
Document Effective Date	dei_DocumentEffectiveDate	Apr. 30, 2019
Prospectus Date	rr_ProspectusDate	Apr. 30, 2019
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR DISCIPLINED STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR Disciplined Strategies Fund (the "Disciplined Strategies Fund" or, the "Fund") is to pursue long-term growth of investors' capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Disciplined Strategies Fund. You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Disciplined Strategies Fund's Class A shares.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Disciplined Strategies Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 153.19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	153.19%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for a sales charge waiver or discount if you and your family invest, or agree to invest in the future, at least $100,000 in the Disciplined Strategies Fund's Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other expenses” and “acquired fund fees and expenses” are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
Acquired Fund Fees and Expenses, Based on Estimates [Text]	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	“Other expenses” and “acquired fund fees and expenses” are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Disciplined Strategies Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Disciplined Strategies Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market, economic, and/or fundamental trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund. A broad mix of investment types and management styles may be employed.

The Disciplined Strategies Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions 80% or more of its total assets are invested in other mutual funds or ETFs.

The Advisor seeks out registered funds and ETFs (collectively, "Underlying Funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Underlying Funds in which the Disciplined Strategies Fund invests may themselves hold equity and debt securities of domestic and/or foreign companies and governments, including emerging markets. There are no limits on the size of companies that may be owned directly or indirectly though Underlying Funds. In addition to equity securities, the Underlying Funds my invest in debt securities, including convertible debt, high yield securities (i.e., "junk bonds"), mortgage-backed securities and asset-backed securities. The Underlying Funds may invest in debt instruments of any maturity, duration, or credit quality. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization, asset classes, sectors or industries. The Underlying Funds may engage in derivatives, such as options, futures and swaps, and may engage in short sales of securities.

With respect to equity securities and Underlying Funds, depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value. In addition, the Advisor also may seek to invest in certain Underlying Funds that employ various alternative investment strategies that may contribute returns to the Fund that are not correlated with major financial market indices. These alternative strategies may include long-short equity and/or long-short debt strategies that take both long and short positions in securities and on market indices to provide risk-adjusted returns in both up and down markets. The Fund may also purchase Underlying Funds that pursue an event driven strategy or managed futures strategy. Event driven strategies seeks to exploit pricing inefficiencies in securities that may occur before or after a corporate event, such as a bankruptcy, merger or acquisition. A managed futures strategy engages in futures trading with respect to commodities, currencies and market indices. Although many alternative investment strategies have historically been non-correlated or demonstrated low correlations to one another or to major world financial market indices, such strategies may become correlated at certain times, such as during a liquidity crisis in global financial markets.

In deciding to buy, hold or sell a particular Underlying Fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the Fund. The Advisor evaluates trends and price movements of the companies and industries in which the Fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if an Underlying Fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of Underlying Fund positions may be done in stages over a period of weeks or months.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Disciplined Strategies Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Fund.

Investment Risk: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Credit Risk: There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest. Issuers of debt securities can also default on the bond principal. This applies to cash positions and any bond positions that the Fund might take. However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risk: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Junk Bond Risk: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk." Junk bonds expose investors to higher volatility and greater risk of default. Ratings range from AAA (S&P) and Aaa (Moody's Investors Service's ("Moody's")) to D (S&P) and C (Moody's). A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.

Managed Futures Strategy/Commodities Risks: Exposure to the commodities markets through investment in managed futures programs may subject the Fund to greater volatility than investments in traditional securities. Prices of commodities and related contracts may fluctuate significantly over short periods for a variety of reasons, including changes in interest rates, supply and demand relationships and balances of payments and trade; weather and natural disasters; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; acts of terrorism, tariffs and U.S. and international economic, political, military and regulatory developments.

Mortgage-Backed and Asset-Backed Securities Risks: Mortgage-backed and other asset-backed securities are subject to the risks of traditional fixed-income instruments. However, they are also subject to prepayment risk and extension risk, meaning that if interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Underlying Fund's investments and if interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Underlying Fund to lose money.

Derivatives Risk: The Underlying Funds may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a substantial impact on the performance of the Underlying Fund and therefore the Fund. The Underlying Funds could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Underlying Funds are unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Foreign Investment Risk: Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risk: Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an Underlying Fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an Underlying Fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of Underlying Funds in addition to the direct expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Disciplined Strategies Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the Disciplined Strategies Fund. The bar chart shows how the performance of the Fund's Investor Class shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund’s Investor Class shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	STAAR DISCIPLINED STRATEGIES FUND – ANNUAL TOTAL RETURNS
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter was 10.04% (quarter ending 9/30/10) and the lowest return for a quarter was (16.79)% (quarter ending 9/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Investor Class shares’ after-tax returns shown.
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSFAX
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	2.54%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.13%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.78%
One Year	rr_ExpenseExampleYear01	$ 718
Three Years	rr_ExpenseExampleYear03	1,407
Five Years	rr_ExpenseExampleYear05	2,245
Ten Years	rr_ExpenseExampleYear10	$ 4,407
1 Year	rr_AverageAnnualReturnYear01	none	[4]
5 Years	rr_AverageAnnualReturnYear05	none	[4]
10 Years	rr_AverageAnnualReturnYear10	none	[4]
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSFCX
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	2.54%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	4.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	3.53%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	$ 356
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,219
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	2,226
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 4,755
1 Year	rr_AverageAnnualReturnYear01	none	[4]
5 Years	rr_AverageAnnualReturnYear05	none	[4]
10 Years	rr_AverageAnnualReturnYear10	none	[4]
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITAX
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%	[5]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.01%	[5]
Other expenses	rr_OtherExpensesOverAssets	2.54%	[2],[5]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2],[5]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.89%	[5]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[3],[5]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.54%	[5]
One Year	rr_ExpenseExampleYear01	$ 257
Three Years	rr_ExpenseExampleYear03	931
Five Years	rr_ExpenseExampleYear05	1,766
Ten Years	rr_ExpenseExampleYear10	$ 3,936
Annual Return 2009	rr_AnnualReturn2009	18.19%
Annual Return 2010	rr_AnnualReturn2010	12.35%
Annual Return 2011	rr_AnnualReturn2011	(7.43%)
Annual Return 2012	rr_AnnualReturn2012	9.18%
Annual Return 2013	rr_AnnualReturn2013	20.01%
Annual Return 2014	rr_AnnualReturn2014	2.25%
Annual Return 2015	rr_AnnualReturn2015	(5.20%)
Annual Return 2016	rr_AnnualReturn2016	2.87%
Annual Return 2017	rr_AnnualReturn2017	11.80%
Annual Return 2018	rr_AnnualReturn2018	(11.78%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.79%)
1 Year	rr_AverageAnnualReturnYear01	(11.78%)
5 Years	rr_AverageAnnualReturnYear05	(0.33%)
10 Years	rr_AverageAnnualReturnYear10	4.71%
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | Institutional Class
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DSFNX
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOther	none
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	2.54%	[2]
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.54%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	3.88%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.35%)	[3]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.53%
One Year	rr_ExpenseExampleYear01	$ 256
Three Years	rr_ExpenseExampleYear03	928
Five Years	rr_ExpenseExampleYear05	1,761
Ten Years	rr_ExpenseExampleYear10	$ 3,927
1 Year	rr_AverageAnnualReturnYear01	none	[4]
5 Years	rr_AverageAnnualReturnYear05	none	[4]
10 Years	rr_AverageAnnualReturnYear10	none	[4]
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | After Taxes on Distributions | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(24.25%)	[6]
5 Years	rr_AverageAnnualReturnYear05	(3.89%)	[6]
10 Years	rr_AverageAnnualReturnYear10	2.70%	[6]
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | After Taxes on Distributions and Sales | Investor Class
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.50%	[6]
5 Years	rr_AverageAnnualReturnYear05	(0.29%)	[6]
10 Years	rr_AverageAnnualReturnYear10	3.72%	[6]
STAAR Disciplined StrategiesFund | STAAR Investment Trust - Disciplined Strategies Fund | MSCI ACWI USD Index (world stock) (reflects no deduction for fees, expenses and taxes on sales)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
10 Years	rr_AverageAnnualReturnYear10	9.46%
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR General Bond Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR General Bond Fund (the "General Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the General Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The General Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the General Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal conditions, the General Bond Fund invests in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The General Bond Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 80% of the General Bond Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include FDIC backed CDs. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Fund also may gain exposure to bonds by investing in exchange traded funds ("ETFs").

Cash positions in the General Bond Fund will generally be held in one or more money market funds. The range of maturity for bonds in the Fund is any length deemed appropriate by the Advisor depending on market conditions and trends.

The Advisor is given a high degree of flexibility in choosing maturities. The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor depending on market conditions and trends. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy of the General Bond Fund includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. In general, the dollar average weighted maturity of the portfolio will be between two (2) and fifteen (15) years.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risk: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risk: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the General Bond Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the General Bond Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter was 4.47% (quarter ending 06/30/09) and the lowest return for a quarter was (1.88)% (quarter ending 09/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITGX
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.03%
Other expenses	rr_OtherExpensesOverAssets	3.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.19%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.55%
One Year	rr_ExpenseExampleYear01	$ 358
Three Years	rr_ExpenseExampleYear03	1,088
Five Years	rr_ExpenseExampleYear05	1,840
Ten Years	rr_ExpenseExampleYear10	$ 3,818
Annual Return 2009	rr_AnnualReturn2009	6.24%
Annual Return 2010	rr_AnnualReturn2010	2.79%
Annual Return 2011	rr_AnnualReturn2011	0.32%
Annual Return 2012	rr_AnnualReturn2012	4.68%
Annual Return 2013	rr_AnnualReturn2013	(0.68%)
Annual Return 2014	rr_AnnualReturn2014	(0.08%)
Annual Return 2015	rr_AnnualReturn2015	(2.02%)
Annual Return 2016	rr_AnnualReturn2016	1.58%
Annual Return 2017	rr_AnnualReturn2017	(0.06%)
Annual Return 2018	rr_AnnualReturn2018	(1.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.88%)
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	(0.50%)
10 Years	rr_AverageAnnualReturnYear10	1.06%
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | After Taxes on Distributions | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.86%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(0.70%)	[7]
10 Years	rr_AverageAnnualReturnYear10	0.60%	[7]
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - General Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.10%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(0.47%)	[7]
10 Years	rr_AverageAnnualReturnYear10	0.64%	[7]
STAAR General Bond Fund | STAAR Investment Trust - General Bond Fund | Bloomberg Barclays Capital Intermediate Gov't/Credit Index 2 (Reflects no deductions for fees, expenses and taxes on sales)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.88%
5 Years	rr_AverageAnnualReturnYear05	1.86%
10 Years	rr_AverageAnnualReturnYear10	2.90%
STAAR International Fund | STAAR Investment Trust - International Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR INTERNATIONAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the STAAR International Fund (the "International Fund," or the "Fund") is to pursue growth of investors' capital primarily through investments in international stock mutual funds, exchange traded funds ("ETFs") and individual stocks.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the International Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The International Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the International Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The International Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The underlying funds in which the Fund invests will hold the securities of primarily foreign companies. There are no limits on the size of companies that may be owned by underlying funds or directly. Depending on market conditions and trends, the Advisor weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries and to different countries and regions. Depending on market conditions and trends, the Advisor may weigh the styles toward either growth or value.

In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if a underlying fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the International Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risk: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks: Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks: Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Foreign Currency Risk: As a result of the Fund's investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of the underlying funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the International Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the International Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ended December 31, 2018)

During the 10-year period shown in the bar chart, the highest return for the International Fund for a quarter was 19.30% (quarter ending 06/30/09) and the lowest return for a quarter was (20.25)% (quarter ending 9/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR International Fund | STAAR Investment Trust - International Fund | STAAR Investment Trust - International Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITIX
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	2.75%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%
Total annual fund operating expenses	rr_ExpensesOverAssets	4.28%
One Year	rr_ExpenseExampleYear01	$ 430
Three Years	rr_ExpenseExampleYear03	1,298
Five Years	rr_ExpenseExampleYear05	2,179
Ten Years	rr_ExpenseExampleYear10	$ 4,437
Annual Return 2009	rr_AnnualReturn2009	31.65%
Annual Return 2010	rr_AnnualReturn2010	10.05%
Annual Return 2011	rr_AnnualReturn2011	(15.55%)
Annual Return 2012	rr_AnnualReturn2012	11.98%
Annual Return 2013	rr_AnnualReturn2013	8.31%
Annual Return 2014	rr_AnnualReturn2014	(8.10%)
Annual Return 2015	rr_AnnualReturn2015	(7.57%)
Annual Return 2016	rr_AnnualReturn2016	(0.10%)
Annual Return 2017	rr_AnnualReturn2017	23.15%
Annual Return 2018	rr_AnnualReturn2018	(18.70%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for the International Fund for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.25%)
1 Year	rr_AverageAnnualReturnYear01	(18.70%)
5 Years	rr_AverageAnnualReturnYear05	(3.21%)
10 Years	rr_AverageAnnualReturnYear10	2.34%
STAAR International Fund | STAAR Investment Trust - International Fund | After Taxes on Distributions | STAAR Investment Trust - International Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(20.06%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(4.00%)	[7]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[7]
STAAR International Fund | STAAR Investment Trust - International Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - International Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.10%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(2.40%)	[7]
10 Years	rr_AverageAnnualReturnYear10	1.86%	[7]
STAAR International Fund | STAAR Investment Trust - International Fund | MSCI EAFE Index (Reflects no deductions for fees, expenses and taxes on sales)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
10 Years	rr_AverageAnnualReturnYear10	6.32%
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR DYNAMIC CAPITAL FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR Dynamic Capital Fund (the "Dynamic Capital Fund," or the "Fund") seeks to create growth of capital
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Dynamic Capital Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Dynamic Capital Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 16.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.06%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Dynamic Capital Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Dynamic Capital Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of the Fund's total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor"), seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-capitalization companies having market capitalization between $3 billion and $5 billion. Depending on market conditions and trends, the Advisor weighs the Fund's overall portfolio mix of shares the Fund owns to higher or lower market capitalization, concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weigh the styles with a mix of growth and value management styles, sometimes called a "blend" style.

Up to 20% of the Fund's portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years. The Advisor may however sell a security that is not performing regardless of when it was purchased. In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.

In deciding to buy, hold or sell a particular underlying fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of underlying fund positions may be done in stages over a period of weeks or months.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Dynamic Capital Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Large-Capitalization Companies Risk: Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Dynamic Capital Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the Dynamic Capital Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.10% (quarter ending 09/30/09) and the lowest return for a quarter was (16.31)% (quarter ending 12/31/08).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITLX
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.02%
Other expenses	rr_OtherExpensesOverAssets	2.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.72%
One Year	rr_ExpenseExampleYear01	$ 374
Three Years	rr_ExpenseExampleYear03	1,138
Five Years	rr_ExpenseExampleYear05	1,920
Ten Years	rr_ExpenseExampleYear10	$ 3,967
Annual Return 2009	rr_AnnualReturn2009	16.76%
Annual Return 2010	rr_AnnualReturn2010	13.21%
Annual Return 2011	rr_AnnualReturn2011	(4.03%)
Annual Return 2012	rr_AnnualReturn2012	10.85%
Annual Return 2013	rr_AnnualReturn2013	25.65%
Annual Return 2014	rr_AnnualReturn2014	6.03%
Annual Return 2015	rr_AnnualReturn2015	(3.87%)
Annual Return 2016	rr_AnnualReturn2016	5.00%
Annual Return 2017	rr_AnnualReturn2017	17.18%
Annual Return 2018	rr_AnnualReturn2018	(9.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.31%)
1 Year	rr_AverageAnnualReturnYear01	(9.30%)
5 Years	rr_AverageAnnualReturnYear05	2.61%
10 Years	rr_AverageAnnualReturnYear10	7.23%
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund | After Taxes on Distributions | STAAR Investment Trust - Dynamic Capital Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(12.18%)	[7]
5 Years	rr_AverageAnnualReturnYear05	0.65%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.20%	[7]
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - Dynamic Capital Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.45%)	[7]
5 Years	rr_AverageAnnualReturnYear05	1.98%	[7]
10 Years	rr_AverageAnnualReturnYear10	5.86%	[7]
STAAR Dynamic Capital Fund | STAAR Investment Trust - Dynamic Capital Fund | S&P 500 Index (Reflects no deductions for taxes, fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR SHORT TERM BOND FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the STAAR Short Term Bond Fund (the "Short Term Bond Fund," or the "Fund") is to create income with an emphasis on safety of principal.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Short Term Bond Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Short Term Bond Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 0.00% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Short Term Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Short Term Bond Fund invests, under normal conditions, in a mix of U.S. government, government agency and corporate debt instruments. These may include U.S. treasury notes or bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include senior and junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.

The Short Term Bond Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation ("S&P"). These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, Barrel Park Investments, LLC, the investment advisor of the Fund (the "Advisor") will consider the size of the holding and the circumstances causing the lower rating before selling. The Advisor may continue to hold a downgraded security if the Advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.

Under normal market conditions at least 80% of the Short Term Bond Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies, which may include Federal Deposit Insurance Corporation ("FDIC") backed certificate of deposits ("CDs"). This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The Fund may gain exposure to bonds through investment in exchange-traded funds ("ETFs").

The Short Term Bond Fund and the Advisor may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The investment strategy of the Short Term Bond Fund includes the intent to hold most bonds to maturity and minimize trading unless dollar weighted average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations. Cash positions will generally be held in one or more money market funds. Bonds will normally have a maturity of between three (3) months and five (5) years when purchased. The average dollar weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

In deciding to buy, hold or sell a particular bond, the Advisor considers a number of factors. First, the Advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the Advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the Advisor will consider any call provisions. Fourth, the Advisor may consider the bond's price in relation to its maturity or call price. Fifth, the Advisor will consider any income tax effects of the transaction. Sixth, the Advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the research, analysis techniques and strategies used by Barrel Park Investments, LLC (the "Advisor") and/or the Advisor's selection of securities may fail to produce the intended results.

Bond Market Risks: Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes Risk: The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when interest rates change (the income per share could decrease when interest rates fall).

Default Risks: If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes Risk: Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.

Government Agency Securities Risk: Debt instruments issued by U.S. government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith of the U.S. government.

Derivatives Risk: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Short Term Bond Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the Short Term Bond Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart above, the highest return for a quarter for the Short Term Bond Fund was 1.40% (quarter ending 6/30/09) and the lowest return for a quarter was (2.63)% (quarter ending 12/31/18).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITBX
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	4.73%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total annual fund operating expenses	rr_ExpensesOverAssets	5.00%
One Year	rr_ExpenseExampleYear01	$ 500
Three Years	rr_ExpenseExampleYear03	1,500
Five Years	rr_ExpenseExampleYear05	2,500
Ten Years	rr_ExpenseExampleYear10	$ 5,000
Annual Return 2009	rr_AnnualReturn2009	1.79%
Annual Return 2010	rr_AnnualReturn2010	0.67%
Annual Return 2011	rr_AnnualReturn2011	(0.85%)
Annual Return 2012	rr_AnnualReturn2012	2.48%
Annual Return 2013	rr_AnnualReturn2013	0.23%
Annual Return 2014	rr_AnnualReturn2014	(0.78%)
Annual Return 2015	rr_AnnualReturn2015	none
Annual Return 2016	rr_AnnualReturn2016	0.11%
Annual Return 2017	rr_AnnualReturn2017	(0.67%)
Annual Return 2018	rr_AnnualReturn2018	(4.06%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.63%)
1 Year	rr_AverageAnnualReturnYear01	(4.06%)
5 Years	rr_AverageAnnualReturnYear05	(1.09%)
10 Years	rr_AverageAnnualReturnYear10	(0.12%)
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.06%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(1.09%)	[7]
10 Years	rr_AverageAnnualReturnYear10	(0.36%)	[7]
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - Short Term Bond Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.41%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(0.83%)	[7]
10 Years	rr_AverageAnnualReturnYear10	(0.17%)	[7]
STAAR Short Term Bond Fund | STAAR Investment Trust - Short Term Bond Fund | Bloomberg Barclays 1-3 Year Gov't/Credit Total Return Index (Reflects no deductions for taxes, fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.60%
5 Years	rr_AverageAnnualReturnYear05	1.03%
10 Years	rr_AverageAnnualReturnYear10	1.52%
STAAR Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	STAAR ADAPTIVE DISCOVERY FUND
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The investment objective of the STAAR Adaptive Discovery Fund (the "Adaptive Discovery Fund," or the "Fund") is to pursue growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and a selection of individual stocks of small and smaller mid-sized companies.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Adaptive Discovery Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Adaptive Discovery Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.05% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.05%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Adaptive Discovery Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of these periods unless otherwise stated. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Adaptive Discovery Fund is a "fund of funds" that pursues its investment objective by investing primarily in shares of other mutual funds and exchange-traded funds ("ETFs"). Under normal conditions, 80% or more of its total assets are invested in other mutual funds or ETFs. Barrel Park Investments, LLC, the investment advisor to the Fund (the "Advisor") seeks out registered funds and ETFs (collectively, "underlying funds") that it believes have a history of superior performance, and investment objective which fits into the Fund's mix of holdings and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles. The Fund's investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-capitalization companies having market capitalization between $1 billion and $3 billion. The Fund's investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor may weigh the overall portfolio mix of shares the Fund owns to higher or lower market capitalization or concentrations of sectors or industries with a mix of growth and value management styles, sometimes called a "blend" style.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold. Similarly, if a mutual fund fails to perform up to expectations, it may be sold. The manager will first consider whether portfolio changes or lower performance is likely to be temporary. If so, the position may be retained. Because of tax and other considerations, the changing of mutual fund positions may be done in stages over a period of weeks or months.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Shares of the Adaptive Discovery Fund will change in value and you could lose money by investing in the Fund. It is possible that the Fund may not achieve its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk: There is a risk that the Advisor's research, analysis techniques and strategies used by the Advisor and/or the Advisor's selection of securities may fail to produce the intended results.

Market Risk: While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down. Volatility has sometimes adversely affected the stock prices even of financially sound companies and funds. Such market conditions add to the short-term risk of investing in the Funds.

Investment Risks: Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Value Risk: A value stock may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the portfolio manager believes will increase the price of the security do not occur or do not have the anticipated effect.

Growth Risk: The Fund invests in growth securities, which may be more volatile than other types of investments, may perform differently than the market as a whole and may underperform when compared to securities with different investment parameters. Under certain market conditions, growth securities have performed better during the later stages of economic recovery. Therefore growth securities may go in and out of favor over time.

Small-Capitalization Companies Risk: Securities issued by smaller companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development, and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Mid-Capitalization Companies Risk: Compared to large-capitalization companies, mid-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Exchange-Traded Funds Risk: In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) an exchange-traded fund's shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund's shares may not develop or be maintained; (3) trading an exchange-traded fund's shares may be halted by the listing exchange; (4) a passively-managed exchange-traded fund may not track the performance of the reference asset; and (5) a passively managed exchange-traded fund may hold troubled securities. Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an underlying fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests. Further, certain exchange-traded funds in which the Fund or an underlying fund may invest are leveraged, which may result in economic leverage, permitting the Fund or an underlying fund to gain exposure that is greater than would be the case in an unlevered instrument, and potentially resulting in greater volatility.

Risks of Investing in Funds: There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by Advisor determine performance. Transactions cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Adaptive Discovery Fund will change in value and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table immediately following are intended to help you understand the risks of investing in the Adaptive Discovery Fund. The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of each class of shares compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows how the performance of the Fund's shares has varied from one calendar year to another over the periods shown.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Calendar Year Returns (Periods ending December 31, 2018)

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.52% (quarter ending 06/30/09) and the lowest return for a quarter was (19.28)% (quarter ending 9/30/11).

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods ending December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").
STAAR Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SITSX
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.01%
Other expenses	rr_OtherExpensesOverAssets	2.51%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.55%
Total annual fund operating expenses	rr_ExpensesOverAssets	3.87%
One Year	rr_ExpenseExampleYear01	$ 389
Three Years	rr_ExpenseExampleYear03	1,181
Five Years	rr_ExpenseExampleYear05	1,990
Ten Years	rr_ExpenseExampleYear10	$ 4,096
Annual Return 2009	rr_AnnualReturn2009	25.95%
Annual Return 2010	rr_AnnualReturn2010	20.82%
Annual Return 2011	rr_AnnualReturn2011	(8.08%)
Annual Return 2012	rr_AnnualReturn2012	12.75%
Annual Return 2013	rr_AnnualReturn2013	32.14%
Annual Return 2014	rr_AnnualReturn2014	(1.09%)
Annual Return 2015	rr_AnnualReturn2015	(6.76%)
Annual Return 2016	rr_AnnualReturn2016	17.34%
Annual Return 2017	rr_AnnualReturn2017	9.96%
Annual Return 2018	rr_AnnualReturn2018	(12.30%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.28%)
1 Year	rr_AverageAnnualReturnYear01	(12.30%)
5 Years	rr_AverageAnnualReturnYear05	0.86%
10 Years	rr_AverageAnnualReturnYear10	8.08%
STAAR Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund | After Taxes on Distributions | STAAR Investment Trust - Adaptive Discovery Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(15.30%)	[7]
5 Years	rr_AverageAnnualReturnYear05	(0.97%)	[7]
10 Years	rr_AverageAnnualReturnYear10	7.04%	[7]
STAAR Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund | After Taxes on Distributions and Sales | STAAR Investment Trust - Adaptive Discovery Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.14%)	[7]
5 Years	rr_AverageAnnualReturnYear05	0.63%	[7]
10 Years	rr_AverageAnnualReturnYear10	6.59%	[7]
STAAR Adaptive Discovery Fund | STAAR Investment Trust - Adaptive Discovery Fund | Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(11.01%)
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	11.97%

[1]	A CDSC of 1.00% may be imposed on redemptions of Class A Shares that were purchased within 18 months of the redemption date where a front-end sales charge was not paid. CDSC on Class C Shares applies to shares sold within 12 months of purchase.
[2]	“Other expenses” and “acquired fund fees and expenses” are based on estimated amounts for the current fiscal year for the Class A, Class C and Institutional Class shares, which are new classes.
[3]	Effective May 1, 2019, Barrel Park Investments, LLC, the investment advisor to the Fund (the “Advisor”) has contractually agreed to limit Fund expenses (exclusive of front-end or contingent deferred loads, 12b-1 fees, taxes, leverage interest, dividends and interest paid on short sales, brokerage commissions, acquired fund fees and expenses of non-affiliated investment companies, expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to the extent necessary to insure the Fund’s total annual operating expenses do not exceed 1.99% of the average daily net assets of each class of the Fund’s shares, respectively through at least April 30, 2021. Expenses reimbursed may be recouped by the Advisor for a period of three years following the time such reimbursement was made, if such recoupment can be achieved without exceeding the expense limit in effect at the time the reimbursement occurred and at the time of the recoupment. This arrangement can be terminated only by, or with the consent of the Fund’s Board of Trustees (the “Board”).
[4]	Historical performance for Class A shares, Class C shares and Institutional Class shares is unavailable as these share classes are new.
[5]	The original shares of the Fund have been designated Investor Class shares.
[6]	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other classes will vary from the Investor Class shares’ after-tax returns shown.
[7]	After–tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").